Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 12,098	$ 24,063	$ 83,613
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	1,394	3,717	26,288
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	7,738	13,565	54,342
No later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 2,966	$ 6,781	$ 2,983